Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 572,478	$ 504,158	$ 404,121
Transportation [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	554,761	484,754	383,211
Warehouse storage management service [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	14,258	16,432	18,160
Others [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	3,459	2,972	2,750
Transportation Services [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	554,761	484,754	383,211
Warehouse storage management services and others revenues [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 17,717	$ 19,404	$ 20,910